united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi - Annual Report

October 31, 2017

ADVISOR

CLS Investments, LLC

Distributed by Northern Lights Distributors, LLC, Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Milestone Treasury Obligations Fund.

Milestone Treasury Obligations Fund
PORTFOLIO SUMMARY (Unaudited)
October 31, 2017

PORTFOLIO BREAKDOWN

All data is as of October 31, 2017. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Over the six months ending October 31, 2017, the Federal Reserve raised the fed funds rate one time by a quarter of a percentage point, to 1%-1.25%. During this time, the Milestone Treasury Obligations Fund focused on its conservative investment philosophy and management discipline. The Milestone Fund Institutional class ended the period with a 7-day yield of 0.86%. We continue to expect the Federal Reserve may slowly nudge up short-term interest rates.

We are proud to provide this report which highlights the results of our conservative, compliance-driven investment philosophy implemented in the Milestone Treasury Obligations Fund. As we complete 2017 and head into 2018, we will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors. We look forward to continuing to work in partnership with you to address liquidity objectives and cash management priorities.

3252-CLS-11/22/2017

9545-NLD-11/24/2017

Milestone Treasury Obligations Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2017

	Principal	Interest	Maturity
	Amount	Rate	Date	Fair Value

U.S. Government Obligations - 40.34%

U.S. Treasury Bills * - 40.34%
	$10,000,000	0.975%	11/2/17	$9,999,729
	10,000,000	1.016%	11/9/17	9,997,743
	10,000,000	1.020%	11/30/17	9,991,783
	15,000,000	1.040% - 1.075%	12/7/17	14,984,050
	10,000,000	1.100%	12/14/17	9,986,861
	20,000,000	1.050% - 1.110%	12/28/17	19,966,275
	10,000,000	1.045%	1/2/18	9,982,003
	5,000,000	1.040%	1/4/18	4,990,756
	10,000,000	1.125%	1/11/18	9,977,813
	10,000,000	1.115%	3/1/18	9,962,833
	25,000,000	1.170%	3/29/18	24,879,750
	15,000,000	1.260%	5/3/18	14,904,450

Total U.S. Government Obligations (Cost $149,624,046)				149,624,046

Repurchase Agreements - 63.67%

BNP Paribas Securities Corp., dated 10/31/2017 repurchase price $75,000,000 (Collateralized by: U.S. Treasury Bond: $5,654,800, 3.500%, 2/15/2039; aggregate market value plus accrued interest $6,401,988; U.S. Treasury Bill: $300, 0.000%, 11/24/2017; aggregate market value plus accrued interest $300; U.S. Treasury Inflationary Note: $100, 0.125%, 7/15/2022; aggregate market value plus accrued interest $107; U.S. Treasury Notes: $69,897,600, 1.250% - 2.000%, 1/31/2020 - 8/31/2021; aggregate market value plus accrued interest $70,097,682)

75,000,000	1.050%	11/1/17	75,000,000

Credit Agricole, dated 10/31/2017, repurchase price $51,175,000 (Collateralized by: U.S Treasury Note: $51,578,900, 2.250%, 11/15/2024; aggregate market value plus accrued interest $52,198,511)

51,175,000	1.050%	11/1/17	51,175,000

Credit Agricole, dated 10/31/2017, repurchase price $30,000,000 (Collateralized by: U.S. Treasury Note: $30,625,100, 0.875%, 3/31/2018; aggregate market value plus accrued interest $30,600,070)

30,000,000	1.060%	11/7/17	30,000,000

Societe Generale, dated 10/31/2017, repurchase price $80,000,000 (Collateralized by: U.S. Treasury Notes: $83,977,000, 1.250% - 1.750%, 5/15/2023 - 7/31/2023; aggregate market value plus accrued interest $81,600,032)

80,000,000	1.080%	11/1/17	80,000,000

Total Repurchase Agreements (Cost $236,175,000)	236,175,000

Total Investments (Cost $385,799,046) - 104.01%	$385,799,046
Other Assets Less Liabilities - Net -(4.01)%	(14,863,073)
Net Assets - 100.00%	$370,935,973

*	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $385,799,260 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(214)
Net Unrealized Depreciation:	$(214)

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2017 (Unaudited)

ASSETS
Investments, at value and cost	$149,624,046
Repurchase agreements, at value and cost	236,175,000
Cash	365,487
Interest receivable	6,964
Prepaid expenses and other assets	22,893
TOTAL ASSETS	386,194,390

LIABILITIES
Payable for investments purchased	14,904,450
Accrued advisory fees	23,843
Payable to related parties	31,906
Shareholder services	2,820
Dividends payable	236,483
Accrued expenses and other liabilities	58,915
TOTAL LIABILITIES	15,258,417
NET ASSETS	$370,935,973

Net Assets Consist Of:
Shares of beneficial interest ($0 par value, unlimited shares authorized)	$370,928,609
Accumulated net realized gain from security transactions	7,364
NET ASSETS	$370,935,973

Net Asset Value Per Share:
Investor Shares:
Net Assets	$27,793,043
Shares of beneficial interest outstanding	27,763,970
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Institutional Shares:
Net Assets	$343,142,930
Shares of beneficial interest outstanding	343,066,518
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$1,859,290
TOTAL INVESTMENT INCOME	1,859,290

EXPENSES
Investment advisory fees	195,426
Shareholder service fees:
Institutional Shares	4,890
Investor Shares	394
Administrative services fees	86,967
Custodian fees	16,105
Registration fees	13,035
Printing and postage expenses	6,051
Transfer agent fees	41,453
Trustees fees and expenses	14,726
Professional fees	19,414
Compliance officer fees	11,897
Insurance expense	11,409
Other expenses	34,912
TOTAL EXPENSES	456,679

Less: Expense Reimbursements	(61,059)

NET EXPENSES	395,620
NET INVESTMENT INCOME	1,463,670

REALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	4,406
NET REALIZED GAIN ON INVESTMENTS	4,406

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,468,076

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2017
	(Unaudited)
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,463,670	$1,101,468
Net realized gain from security transactions	4,406	14,306
Net increase in net assets resulting from operations	1,468,076	1,115,774

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Investor Shares	—	(619)
Institutional Shares	—	(10,963)
From net investment income:
Investor Shares	(106,405)	(70,280)
Institutional Shares	(1,357,265)	(1,031,188)
Net decrease in net assets from distributions to shareholders	(1,463,670)	(1,113,050)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST *
Proceeds from shares sold:
Investor Shares	33,474,613	71,867,165
Institutional Shares	1,496,741,163	4,692,624,895
Net asset value of shares issued in reinvestment of distributions:
Investor Shares	106,382	70,820
Institutional Shares	69,865	53,934
Payments for shares redeemed:
Investor Shares	(35,362,943)	(62,336,671)
Institutional Shares	(1,515,299,111)	(4,653,742,516)
Net increase (decrease) in net assets from shares of beneficial interest	(20,270,031)	48,537,627

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,265,625)	48,540,351

NET ASSETS
Beginning of Period	391,201,598	342,661,247
End of Period **	$370,935,973	$391,201,598
* Share transactions at net asset value of $1.00 per share
** Includes undistributed net investment income of:	$—	$—

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2017
	(Unaudited)
SHARE ACTIVITY
Investor Shares:
Shares Sold	33,474,613	71,867,165
Shares Reinvested	106,382	70,820
Shares Redeemed	(35,362,943)	(62,336,671)
Net increase (decrease) in shares of beneficial interest outstanding	(1,781,948)	9,601,314

Institutional Shares:
Shares Sold	1,496,741,163	4,692,624,895
Shares Reinvested	69,865	53,934
Shares Redeemed	(1,515,299,111)	(4,653,742,516)
Net increase (decrease) in shares of beneficial interest outstanding	(18,488,083)	38,936,313

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

			Investor Shares
	Six Months				Five Months
	Ended		Year Ended		Ended		Years Ended November 30,
	October 31, 2017		April 30, 2017		April 30, 2016		2015		2014		2013		2012
	(Unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.004		0.003		0.001		0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Less distributions from:
Net investment income	(0.004)		(0.003)		(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	—		(0.000	) (b)	(0.000	) (b)	—		—		(0.000	) (b)	—
Total distributions	(0.004)		(0.003)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.37	% (g)	0.24%		0.04	% (g)	0.00%		0.00%		0.00%		0.01%
Net assets, at end of period (000s)	$27,793		$29,575		$19,973		$23,537		$43,239		$50,829		$54,039
Ratio of gross expenses to average net assets (c)	0.23	% (f)	0.19%		0.43	% (f)	0.41%		0.45%		0.41%		0.46%
Ratio of net expenses to average net assets	0.23	% (f)	0.20%		0.19	% (f)	0.09	% (d)	0.06	% (d)	0.10	% (d)	0.18	%(d)
Ratio of net investment income to average net assets	0.73	% (f)	0.26%		0.12	% (f)	0.00	% (e)	0.00	% (e)	0.00	% (e)	0.01%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(d)	The Advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.27%, 0.16% and 0.16% for the years ended November 30, 2012, November 30, 2013, November 30, 2014 respectively, and 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	Less than 0.005%.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

			Institutional Shares
	Six Months				Five Months
	Ended		Year Ended		Ended		Years Ended November 30,
	October 31, 2017		April 30, 2017		April 30, 2016		2015		2014		2013		2012
	(Unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.004		0.002		0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Less distributions from:
Net investment income	(0.004)		(0.002)		(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	—		(0.000	) (b)	(0.000	) (b)	—		—		(0.000	) (b)	—
Total distributions	(0.004)		(0.002)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.39	% (g)	0.24%		0.04	% (g)	0.00%		0.00%		0.01%		0.01%
Net assets, at end of period (000s)	$343,143		$361,627		$322,688		$302,841		$381,208		$79,964		$75,810
Ratio of gross expenses to average net assets (c)	0.23	% (f)	0.19%		0.28	% (f)	0.26%		0.30%		0.27%		0.30%
Ratio of net expenses to average net assets	0.20	% (f)	0.20%		0.19	% (f)	0.09	% (d)	0.06	% (d)	0.09	% (d)	0.14	% (d)
Ratio of net investment income to average net assets	0.75	% (f)	0.24%		0.12	% (f)	0.00	% (e)	0.00	% (e)	0.01%		0.01%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(d)	The Advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.06%, 0.08% and 0.14% for the years ended November 30, 2012, November 30, 2013, November 30, 2014 respectively, and 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	Less than 0.005%.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2017

1.	ORGANIZATION

The Milestone Treasury Obligations Fund (the “Fund”), formerly known as the Treasury Obligations Portfolio (“Predecessor Fund”), was reorganized into the AdvisorOne Funds (the “Trust”) on January 23, 2012. The Fund is a diversified series of the Trust. The Trust was formed as a Delaware business trust in December 1996 and is registered as an open-end, management investment company under the Investment Company Act of 1940. The Predecessor Fund was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value of two classes of shares: Investor Shares and Institutional Shares. The Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Valuation of Securities – Securities in which the Fund invests may be valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$149,624,046	$—	$149,624,046
Repurchase Agreements	—	236,175,000	—	236,175,000
Total Investments	$—	$385,799,046	$—	$385,799,046

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 for the six month period ended October 31, 2017. It is the Fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Repurchase Agreements – The Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Fund’s agreement to resell the securities at par. The investment advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment advisor in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

Offsetting of Financial Assets and Derivative Liabilities – The following table presents the Fund’s liability derivatives available for offset, net of collateral pledged as of October 31, 2017:

					Gross Amounts Not Offset in the Statement
Assets:					of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Assets Presented in
	Gross Amounts of		Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Recognized Assets		& Liabilities	Assets & Liabilities	Instruments	Received		Net Amount
BNP Paribas Securities Corp.	$75,000,000	(1)	$—	$75,000,000	$(75,000,000)	$—	(2)	$—
Credit Agricole	81,175,000	(1)	—	81,175,000	(81,175,000)	—	(2)	—
Societe Generale	80,000,000	(1)	—	80,000,000	(80,000,000)	—	(2)	—
Total	$236,175,000		$—	$236,175,000	$(236,175,000)	$—		$—

(1)	Repurchase Agreements at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Security Transactions – Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at October 31, 2017 is the same as shown on the accompanying Portfolio of Investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds.

Multiple Class Allocations – Each share of the Fund’s two classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Fund’s class specific expenses include Shareholder Service fees and distribution fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Federal Income Taxes – It is the Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income gains to its shareholders and therefore, no provision for federal income tax has been made.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 - 2017, or expected to be taken in the Fund’s 2018 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund made significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Interest Income and Dividends to Shareholders – Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Fund’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carry-forwards, are distributed at least annually. Net realized capital gains earned by the Fund are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes were ordinary income.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Fund will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.10% of the average daily net assets of the Fund. For the six months ended October 31, 2017, the Fund incurred $195,426 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 0.45% per annum of Investor Class average daily net assets and 0.20% per annum for Institutional Class average daily net assets (the “Expense Limitation”).

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Investor Class and Institutional Class shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the lesser of the Expense Limitation in place at the time of the waiver or at the time of the reimbursement. If the Operating Expenses attributable to the Investor Class and Institutional Class shares subsequently exceed the Expense Limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Advisor may seek recoupment only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver.

The following amounts are subject to recapture by the Fund until the following dates:

November 30, 2017	November 30, 2018
$ 37,372	$ 12,352

The Trust has adopted a Shareholder Services Plan providing that the Trust may obtain the services of the Advisor and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Advisor to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services.

For these services, the Fund pays servicing fees up to an annual rate of the average daily net assets as follows:

Shareholder
Servicing
Share Class	Fees
Investor Shares	0.25%
Institutional Shares	0.10%

The Fund pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the six months ended October 31, 2017, the Fund incurred shareholder service fees in the amount of $5,284.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

Distributor

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the advisor, serves as principal underwriter for each Fund of the Trust and maintains all records required to be maintained pursuant to the Fund’s Shareholder Services Plan.

Administration, Fund Accounting, Transfer Agent

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor and the Advisor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, the Distributor, and the Advisor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, the Distributor, and the Advisor provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Trustees Fees

The Trust pays each Trustee of the Trust who was not an interested person a flat fee of $50,000 per year paid in quarterly installments. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

4.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the $ 997,441 and $185,688 distributions paid during the fiscal years ended April 30, 2017 and April 3 0, 2016, respectively,was attributed to ordinary income.

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$147,774	$—	$—	$—	$(144,602)	$(214)	$2,958

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Other than the share classes being converted, management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Milestone Treasury Obligations Fund
EXPENSE EXAMPLE (Unaudited)
October 31,2017

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 through October 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense Ratio	Value	Value	During	Value	During
		5/1/17	10/31/17*	Period**	10/31/17*	Period**
Milestone Treasury Obligations Fund:
Investor Class	0.23%	$1,000.00	$1,003.70	$1.16	$1,024.05	$1.17
Institutional Class	0.20%	$1,000.00	$1,003.90	$1.01	$1,024.20	$1.02

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

Milestone Treasury Obligations Fund
Supplemental Information (Unaudited)
October 31, 2017

RENEWAL OF ADVISORY AGREEMENT – MILESTONE TREASURY OBLIGATIONS FUND

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the AdvisorOne Funds (the “Trust”) held on April 20, 2017, the Board, including those Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust and CLS Investments, LLC (“CLS”) on behalf of the Milestone Treasury Obligations Fund (the “Fund”)(“Advisory Agreement”).

The Board reviewed and discussed written materials that were provided by CLS in advance of the Meeting, CLS’s oral presentation and other information that the Board received at the Meeting. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, extent and quality of services. As to the nature, extent, and quality of the services provided by CLS to the Fund, the Trustees reviewed materials provided by CLS related to the Advisory Agreement, including a description of the manner in which investment decisions are made and executed, and discussed the benefits of the professional personnel performing services for the Fund, including the team of individuals that primarily monitor and execute the investment process, noting their decades of combined experience. The Board noted changes in the CLS portfolio management team. Management discussed the quality of backgrounds of CLS personnel and the depth of their experience. The Trustees noted their appreciation for the number of CFAs employed by CLS. The Trustees expressed confidence in the portfolio management team, citing the consistent portfolio management process that the CIO has achieved. The Board noted the fiduciary duty commitment of CFAs and that CLS appears to have embraced a culture of compliance that is strong and consistent. The Board then discussed the quality of CLS’s compliance personnel and the compliance tools utilized to oversee CLS’s management of the Fund. Additionally, the Board received satisfactory written responses from CLS with respect to a series of important questions, including whether CLS was involved in any lawsuits or pending regulatory actions. The Board discussed the extent of CLS’s rigorous investment analysis process and CLS’s willingness to invest the necessary resources to ensure portfolio managers have the tools necessary to conduct their research. The Board stated their appreciation of CLS’s willingness to make management available to the Independent Trustees when requested and their willingness to re-examine strategies when necessary for benefits of shareholders. The Board reviewed the financial information provided by CLS and concluded that CLS has the financial resources to meet its obligations to the Fund. The Trustees viewed the overall services provided by CLS as satisfactory.

Performance. The Board reviewed information on the investment performance of the Fund versus its respective benchmark for the one-year, five-year, ten-year, and since inception periods. They also reviewed the performance of the Fund compared to its Morningstar category. The Board noted that generally, performance had been strong. The Board also noted strong performance relative to the Fund’s peer groups. With regards to performance, the Board noted that each Milestone share class outperformed its peer group and Morningstar category over the one-year and five-year time frames and since the inception of the Fund. After further discussion and based upon the information noted above and the information provided by CLS about the Fund’s performance versus its respective benchmark for the one-year, five-year, ten-year, and since inception periods the Board concluded that performance for the Fund was reasonable.

Milestone Treasury Obligations Fund
Supplemental Information (Unaudited) (Continued)
October 31, 2017

Fees and Expenses. The Board reviewed the advisory fees and expense ratios of the Fund relative to its peer group and Morningstar category and noted that the Fund’s gross advisory fee and net expense ratio were generally in line with the average fee of the respective Fund peer group. The Board then reviewed the contractual fee agreements for the Fund, which stated that CLS had agreed to waive or limit its management fees and/or reimburse expenses at least through August 31, 2018 so that the total operating expenses of the Fund do not exceed specified limits, and the Board found such arrangements to be beneficial to shareholders. The Board concluded that overall the total expense ratio of the Fund was very competitive, and that the advisory fee waivers continued to benefit the Fund. The Board concluded that the advisory fee paid by the Fund was reasonable.

Profitability. The Board considered the profits realized by CLS in connection with the operation of the Fund, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board also considered the income and other benefits realized by CLS affiliates from activities and services provided to the Fund. The Board reviewed CLS’s financial statements as of December 31, 2016 and noted there were no adverse material changes in the financial condition of CLS since the approval of the Advisory Agreement at the January 19, 2017 meeting. The Trustees reviewed the profitability analysis provided by CLS, and concluded that to the extent CLS earned a profit from the Fund, the profits appeared reasonable and not excessive.

Economies of Scale. The Board considered whether economies of scale have been attained with respect to the management of the Fund, and whether there is potential for realization of any further economies of scale. After further discussion, representatives of CLS and the Board agreed that economies of scale would be re-evaluated in the future.

Conclusion. Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement were reasonable and renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Advisor
CLS Investments, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Distributor
Northern Lights Distributors, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130
1-866-811-0225

Transfer Agent
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130
1-866-811-0225

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Fund’s prospectus.

A description of the Fund’s proxy voting policies and procedures is available without charge and
Upon request by calling 1-866-811-0225 or by accessing the
Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling 1-866-811-0225 or accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the
Commission’s Public Reference Room in Washington, D.C.; information on the operation of the
Public Reference Room may be obtained by calling (800)-SEC-0330.

Milestone Treasury Obligations Fund
17605 Wright Street, Suite 2, Omaha, NE 68130
1-866-811-0225

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not required for semi-annual reports.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 1/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/ President

Date 1/5/18

By (Signature and Title)

/s/ Daniel Applegarth

Daniel Applegarth, Principal Financial Officer/Treasurer

Date 1/5/18